Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 20, 2018	Mar. 31, 2018	Nov. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000025256
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 12,191	$ 11,935	$ 11,375	$ 11,527	$ 11,965	$ 10,977		$ 11,025		$ 10,439		$ 10,056	$ 9,885	$ 9,625
C000025258
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 11,627	11,475	11,012	11,243	11,766	10,875		11,005		10,499		10,190	10,085	9,900
C000025272
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 13,696	13,251	12,441	13,074	13,528	11,986		11,970		11,105		10,467	10,018	9,550
C000025274
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 13,173	12,840	12,146	12,859	13,408	11,968		12,043		11,256		10,689	10,308	9,900
C000025192
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Account Value	$ 11,157	10,823	10,549	10,466	10,799	10,492		10,369		10,047		9,974	9,911	9,850
C000025194
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Account Value	$ 10,813	10,521	10,295	10,265	10,634	10,373		10,293		10,014		9,980	9,957	9,935
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577	1,187,874	1,179,499		1,082,805		1,036,375		1,024,086	1,019,600	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,045	10,531	10,355	10,875	11,346	11,266		10,342		9,899	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081	11,561	11,479		10,538	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577	1,187,874	1,179,499		1,082,805		1,036,375		1,024,086	1,019,600	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,045	10,531	10,355	10,875	11,346	11,266		10,342		9,899	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081	11,561	11,479		10,538	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,720	10,221	10,050	10,555	11,012	10,934	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577	1,187,874	1,179,499		1,082,805		1,036,375		1,024,086	1,019,600	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,879	11,795		10,828		10,364		10,241	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,045	10,531	10,355	10,875	11,346	11,266		10,342		9,899	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081	11,561	11,479		10,538	10,000
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value	$ 11,954	11,721	11,471	11,256	11,725	11,215		10,913		10,430		10,308	10,286	10,000
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value	$ 11,954	11,721	11,471	11,256	11,725	11,215		10,913		10,430		10,308	10,286	10,000
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value	$ 1,195,396	1,172,072	1,147,066	1,125,567	1,172,466	1,121,548		1,091,318		1,043,026		1,030,760	1,028,600	1,000,000
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value	$ 11,954	11,721	11,471	11,256	11,725	11,215		10,913		10,430		10,308	10,286	10,000
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value	$ 11,954	11,721	11,471	11,256	11,725	11,215		10,913		10,430		10,308	10,286	10,000
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value	$ 11,453	11,229	10,990	10,784	11,233	10,745		10,456		9,993	10,000
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value	$ 11,493	11,268	11,028	10,821	11,272	10,783		10,492	10,000
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Account Value	$ 13,977	13,463	12,704	13,045	13,394	12,053		11,922		11,139		10,642	10,369	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700		11,266		10,691		10,414	10,398	10,000
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 15,165	14,362	13,309	13,935	14,126	12,281		12,373		11,442		10,791	10,345	10,000
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Account Value	$ 13,977	13,463	12,704	13,045	13,394	12,053		11,922		11,139		10,642	10,369	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700		11,266		10,691		10,414	10,398	10,000
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 15,165	14,362	13,309	13,935	14,126	12,281		12,373		11,442		10,791	10,345	10,000
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Account Value	$ 1,397,700	1,346,273	1,270,428	1,304,475	1,339,434	1,205,286		1,192,172		1,113,867		1,064,170	1,036,900	1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,134	1,219,265	1,182,300	1,179,255	1,234,427	1,169,979		1,126,615		1,069,053		1,041,365	1,039,761	1,000,000
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 1,516,468	1,436,161	1,330,912	1,393,493	1,412,552	1,228,129		1,237,274		1,144,191		1,079,079	1,034,512	1,000,000
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Account Value	$ 13,977	13,463	12,704	13,045	13,394	12,053		11,922		11,139		10,642	10,369	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700		11,266		10,691		10,414	10,398	10,000
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 15,165	14,362	13,309	13,935	14,126	12,281		12,373		11,442		10,791	10,345	10,000
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Account Value	$ 12,686	12,219	11,531	11,840	12,157	10,940		10,821		10,110	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,535	11,397	11,051	11,023	11,538	10,936		10,531		9,993	10,000
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 13,504	12,789	11,852	12,409	12,579	10,937		11,018		10,189	10,000
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs High Yield Municipal Fund Composite Index
Account Value	$ 12,532	12,071	11,391	11,696	12,009	10,807		10,689	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,586	11,446	11,099	11,070	11,588	10,983		10,576	10,000
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 13,195	12,496	11,580	12,125	12,290	10,686		10,765	10,000
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value	$ 10,953	10,739	10,511	10,314	10,743	10,277	$ 10,000
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value	$ 11,494	11,108	10,887	10,725	11,022	10,709		10,515		10,238		10,188	10,125	10,000
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value	$ 11,494	11,108	10,887	10,725	11,022	10,709		10,515		10,238		10,188	10,125	10,000
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value	$ 1,149,427	1,110,772	1,088,672	1,072,477	1,102,238	1,070,862		1,051,514		1,023,770		1,018,778	1,012,500	1,000,000
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value	$ 11,494	11,108	10,887	10,725	11,022	10,709		10,515		10,238		10,188	10,125	10,000
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value	$ 11,494	11,108	10,887	10,725	11,022	10,709		10,515		10,238		$ 10,188	$ 10,125	$ 10,000
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value	$ 11,270	10,891	10,674	10,516	10,807	10,500		10,310		$ 10,038	$ 10,000
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value	$ 11,246	$ 10,868	$ 10,652	$ 10,493	$ 10,784	$ 10,477		$ 10,288	$ 10,000